Consolidated statement of profit or loss and other comprehensive income € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 $ / shares
Operating expenses
Administration expenses	€ (7,692)		€ (3,350)		€ (2)
Share-based payment credit/ (expense)	841		(1,438)
Operating loss	(6,851)		(4,788)		(2)
Net finance income
Finance income	2,713		2
Finance costs	(23)		(677)
Listing expenses			(177,146)
Fair value movement on derivatives	28,354		(521)
Net finance income/ (costs)	31,044		(178,342)
Share of losses of equity-accounted investees	(629)
Profit/ (loss) before tax	23,564		(183,130)		(2)
Income tax expense
Total comprehensive income/ (loss) for the year	€ 23,564		€ (183,130)		€ (2)
Basic earnings/ (loss) per share | $ / shares		$ 1.80		$ (68.53)		$ 0.00
Diluted earnings/ (loss) per share | $ / shares		$ 1.79		$ (68.53)		$ 0.00